PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

Administrative Class Prospectus,

dated May 1, 2007

Effective October 1, 2007, the Money Market Portfolio’s advisory fee was reduced by 0.03% to 0.12% per annum. Additionally, effective October 1, 2007, the advisory fees for the Small Cap StocksPLUS® TR, StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios were reduced by 0.05% to 0.44%, 0.25% and 0.39% per annum, respectively.

Disclosure Relating to the Money Market Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the Money Market Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.12%	0.15%	0.20%	0.47%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.03% to 0.12% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$48	$151	$263	$591

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

Disclosure Relating to the Small Cap StocksPLUS® TR Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the Small Cap StocksPLUS® TR Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses	Expense Reduction(3)	Net Portfolio Operating Expenses
Administrative	0.44%	0.15%	0.39%	0.98%	(0.14)%	0.84%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total portfolio operating expenses (excluding expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8449% of the Portfolio’s average net assets attributable to Administrative Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Administrative	$86	$298

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

Disclosure Relating to the StocksPLUS® Growth and Income Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Growth and Income Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.10%	0.50%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.25% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$51	$160	$280	$628

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

Disclosure Relating to the StocksPLUS® Total Return Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Total Return Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.39%	0.15%	0.25%	0.79%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.39% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$81	$252	$439	$978

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

Institutional Class Prospectus,

dated May 1, 2007

Effective October 1, 2007, the Money Market Portfolio’s advisory fee was reduced by 0.03% to 0.12% per annum. Additionally, effective October 1, 2007, the advisory fees for the StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios were reduced by 0.05% to 0.25% and 0.39% per annum, respectively.

Disclosure Relating to the Money Market Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the Money Market Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.12%	None	0.20%	0.32%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.03% to 0.12% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$33	$103	$180	$406

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

Disclosure Relating to the StocksPLUS® Growth and Income Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Growth and Income Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.10%	0.35%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.25% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$36	$113	$197	$443

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

Disclosure Relating to the StocksPLUS® Total Return Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Total Return Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.39%	None	0.25%	0.64%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.39% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$65	$205

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

Advisor Class and Class M Prospectus,

dated May 1, 2007

Effective October 1, 2007, the advisory fees for the Small Cap StocksPLUS® TR and StocksPLUS® Total Return Portfolios were reduced by 0.05% to 0.44% and 0.39% per annum, respectively.

Disclosure Relating to the Small Cap StocksPLUS® TR Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the Small Cap StocksPLUS® TR Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses	Expense Reduction(3)	Net Portfolio Operating Expenses
Advisor	0.44%	0.25%	0.39%	1.08%	(0.14)%	0.94%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total portfolio operating expenses (excluding expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.9449% of the Portfolio’s average net assets attributable to Advisor Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$96	$329

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

Disclosure Relating to the StocksPLUS® Total Return Portfolio

Effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Total Return Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Advisor	0.39%	0.25%	0.25%	0.89%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.39% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$91	$284

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

StocksPLUS® Growth and Income Portfolio

Administrative Class Prospectus,

dated May 1, 2007

Effective October 1, 2007, the advisory fee for the StocksPLUS® Growth and Income Portfolio was reduced by 0.05% to 0.25% per annum. As a result, effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary section of the Prospectus are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.10%	0.50%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.25% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$51	$160	$280	$628

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

StocksPLUS® Total Return Portfolio

Administrative Class Prospectus,

dated May 1, 2007

Effective October 1, 2007, the advisory fee for the StocksPLUS® Total Return Portfolio was reduced by 0.05% to 0.39% per annum. As a result, effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary section of the Prospectus are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.39%	0.15%	0.25%	0.79%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.05% to 0.39% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$81	$252	$439	$978

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

Money Market Portfolio

Administrative Class Prospectus,

dated May 1, 2007

Effective October 1, 2007, the advisory fee for the Money Market Portfolio was reduced by 0.03% to 0.12% per annum. As a result, effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary section of the Prospectus are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.12%	0.15%	0.20%	0.47%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.03% to 0.12% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$48	$151	$263	$591

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated October 1, 2007 to the

Money Market Portfolio

Institutional Class Prospectus,

dated May 1, 2007

Effective October 1, 2007, the advisory fee for the Money Market Portfolio was reduced by 0.03% to 0.12% per annum. As a result, effective October 1, 2007, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary section of the Prospectus are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.12%	None	0.20%	0.32%

(1)	Effective October 1, 2007, the Portfolio’s advisory fee was reduced by 0.03% to 0.12% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$33	$103	$180	$406

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2007, to reflect this fee reduction.